SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Amount due from PRC business	$ 53,981	$ 50,135	$ 47,096